UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03720

FBR Fund for Tax-Free Investors, Inc.

(Exact name of registrant as specified in charter)

4922 Fairmont Avenue Bethesda, MD 20814

(Address of principal executive offices) (Zip code)

FBR Mutual Fund Services, 4922 Fairmont Avenue Bethesda, MD 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 657-1500

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

Annual Report, December 31, 2003

FBR FUND FOR TAX-FREE INVESTORS, INC.

888.888.0025

Dear Shareholder:	January 26, 2004

The Funds entered 2003 against the backdrop of three years of near historic declines in equity markets and gains in fixed income markets. 2003 will be remembered as a very good year for capital markets in general. Monetary and fiscal stimulus finally pushed global economic growth forward. Closer to home, U.S. equity markets soared and bond markets provided solid returns. The Funds were positioned somewhat defensively in anticipation of rising rates spurred by continued economic growth. However, interest rates continued to remain low and showed great resiliency buoyed by Federal Reserve accommodation, the falling dollar, consensus bearish sentiment resulting in short covering and continued terrorist threats. We believe the question now is not if, but when and by how much the Federal Reserve will begin to raise short-term interest rates. Our defensive positioning seems to have been a bit premature; however, the Funds performed in line with competing funds and we believe this posturing will reap its rewards in the longer term. Detailed performance information follows.

TAX-FREE MONEY MARKET PORTFOLIO

The Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than 397 days, and maintains a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Portfolio had annualized net investment income of 0.32% of average net assets for the twelve months ended December 31, 2003. The Portfolio’s average maturity on December 31, 2003 was 37 days.

MARYLAND AND VIRGINIA TAX-FREE PORTFOLIOS

As of December 31, 2003, Maryland Tax-Free Portfolio’s net assets were $42.73 million. The Maryland Portfolio had over 79% of its assets invested in securities rated either AAA or AA. For the twelve months ended December 31, 2003, the Maryland Portfolio had a total return of 4.11%. Maryland Portfolio’s average duration on December 31, 2003 was 7.99 years. For the twelve months ended December 31, 2003, the Virginia Tax-Free Portfolio had a total return of 4.61%, with net assets of $31.56 million. The Virginia Portfolio had over 89% of its assets invested in securities rated either AAA or AA. Virginia Portfolio’s average duration on December 31, 2003 was 8.86 years.

OUTLOOK

At the risk of sounding like a broken record we continue to be cautious concerning the risk of rising interest rates. As mentioned above, economic conditions all seem to be clearly rebounding; consumer confidence is at a 38-month high, GDP estimates are expected to grow, the producer price index climbed 4.0% in 2003, the U.S. budget deficit has ballooned to $450 billion and the U.S. trade deficit has narrowed to a 13-month low. These factors all lead us to believe that we will see upward pressure on interest rates fueled by a strong economy and rising inflationary pressure. However, we continue to respect the fact that the Federal Reserve is clearly maintaining a very accommodating position given their concern over the lack of job creation. We will position the Portfolios for a rise in interest rates near year-end, however, we believe that rise may be less severe and occur later than we originally believed. We anticipate that maintaining a slightly shorter duration than our benchmark will produce above average returns.

The three Portfolios of the FBR Fund for Tax-Free Investors, Inc. adhere to a conservative investment strategy. We continue to enhance performance by carefully managing maturity ranges, coupons, call features and credit quality. We appreciate the confidence you have exhibited by investing in the funds and look forward to continuing to serve your investment needs.

Sincerely,

Craig A. Pernick
Vice President, Asset Management, Inc.
Sub-adviser of FBR Fund for Tax-Free Investors, Inc.

FBR Virginia Tax-Free Portfolio

FBR Maryland Tax-Free Portfolio

Comparison of change in value of $10,000 Investment in Fund vs. Index

(unaudited)

Average Annual Total Returns*

	One Year	Five Years	Ten Years
FBR Virginia Tax-Free Portfolio	4.61%	4.86%	5.02%
FBR Maryland Tax-Free Portfolio	4.11%	4.66%	4.83%
Lehman Brothers Municipal Bond Index	5.31%	5.83%	6.02%

*	TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Performance of the above Funds does not reflect the deductions that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions. The index is unmanaged and unlike the Fund has no management fees or operating costs that reduce reported returns. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The graph assumes a hypothetical investment of $10,000 initial investment in the Fund and reflects all Fund expenses and reinvestment of distributions.

Some income earned in the FBR Maryland or the Virginia Tax-Free Portfolios may be subject to the federal alternative minimum tax. Income earned by non-Maryland or non-Virginian residents will be subject to applicable state and local taxes.

For more complete information on the Funds, including fees and expenses, call 888.888.0025 for a free prospectus. Investing in the Funds involves certain risks that are fully discussed in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MONEY MARKET PORTFOLIO

December 31, 2003

	Face Value	Value (Note 1)
Arizona 2.8%
Phoenix, AZ Industrial Development Authority Floating Rate Notes 1.1%, 1/7/04† VMIG1*	$460,000	$460,000

California 3.6%
California State Water Powersupply Revenue Floating Rate Notes 1.2%, 1/1/04† AA*	300,000	300,000
Irvine Ranch, CA Water Distribution, General Obligation Floating Rate Notes 1.18%, 1/1/04 A1+*	300,000	300,000

State Total		600,000

Colorado 3.0%
Colorado Educational and Cultural Facilities Rocky Mountain Shambhala Center, Floating Rate Notes 1.15%, 1/1/04† A1+*	500,000	500,000

Florida 4.8%
Palm Beach County, FL Community Foundation Floating Rate Notes 1.15%, 1/7/04† A1+*	400,000	400,000
Palm Beach County, FL Jewish Community Campus Floating Rate Notes 1.15%, 1/7/04† A1+*	400,000	400,000

State Total		800,000

Georgia 1.5%
De Kalb County, GA General Obligation 6.25%, 1/1/04 AA+*	$250,000	$250,000

Illinois 0.6%
Illinois Educational Facilities Institute of Technology Floating Rate Notes 1.15%, 1/7/04† A1+*	100,000	100,000

Indiana 1.8%
Indiana Secondary Market Educational Loans Floating Rate Notes, Series B 1.15%, 1/7/04† A1+*	300,000	300,000

Iowa 4.2%
Iowa Finance Authority Hospital Facility Revenue Floating Rate Notes, Series B 1.15%, 1/7/04† A1+*	700,000	700,000

Maryland 18.9%
Community Development MD Multi-Family; Avalon Ridge Apartments Project Floating Rate Notes 1.1%, 1/7/04† VMIG1*	900,000	900,000
Howard County, MD Multi-Family Housing; Avalon Meadows Project Floating Rate Notes 1.1%, 1/7/04† A1+*	700,000	700,000

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MONEY MARKET PORTFOLIO (continued)

December 31, 2003

	Face Value	Value (Note 1)
Maryland (continued)
Howard County, MD Public Improvements Series A 5.5%, 2/15/04^ AAA*	$50,000	$50,763
Maryland Health and Higher Education North Arundel Hospital Floating Rate Notes 1.15%, 1/7/04† Aa3*	600,000	600,001
Maryland State Community Development Multi-Family 1%, 5/15/04 Aa2*	375,000	375,000
Maryland State Community Development Single Family Project, First Series 4.8%, 4/1/04 Aa2*	350,000	352,901
Maryland State Health and Higher Education John Hopkins Hospital, Series A 2%, 2/1/04 A+*	200,000	200,112

State Total		3,178,777

Michigan 2.1%
Green Lake Township, MI Floating Rate Notes 1.15%, 1/7/04 A1+*	350,000	350,000

Minnesota 9.0%
Minneapolis, MN Convention Center Floating Rate Notes 1%, 12/1/04† A1*	200,000	200,000
Minnesota State Higher Education Supplemental Student Loan Floating Rate Notes 1.2%, 1/1/04† VMIG1*	500,000	500,000
Minnesota State Housing Finance Agency 1%, 7/1/04 A1*	$800,000	$800,000

State Total		1,500,000

Missouri 4.1%
Missouri State Health and Educational Facilities Christian Health Services, Series A 1.1%, 1/7/04† A1+*	685,000	685,000

New Jersey 3.6%
Hudson County, NJ Improvement Authority Floating Rate Notes 1.1%, 1/1/04† A1+*	300,000	300,000
New Jersey Health Care Facility Financing Authority Revenue 1.1%, 1/7/04† A1+*	300,000	300,000

State Total		600,000

North Carolina 8.4%
Mecklenburg County, NC General Obligations Public Improvement Floating Rate Notes, Series C 1.1%, 1/7/04† AAA*	600,000	600,000
North Carolina Educational Facilities Revenue Floating Rate Notes 1.12%, 1/1/04 A1+*	300,000	300,000
Winston-Salem, NC Floating Rate Notes 1.12%, 1/1/04† A1+*	500,000	500,000

State Total		1,400,000

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MONEY MARKET PORTFOLIO (continued)

December 31, 2003

	Face Value	Value (Note 1)
North Dakota 1.9%
North Dakota Housing Finance Agency Floating Rate Notes 1.45%, 7/1/04† Aa2*	$325,000	$325,000

Pennsylvania 7.8%
Cumberland County, PA Municipal Authority Floating Rate Notes 1.18%, 1/7/04† Aa2*	800,000	800,000
Philadelphia, PA Hospitals and Higher Education Series A-3 1.1%, 1/1/04† A1*	500,000	500,000

State Total		1,300,000

Puerto Rico 1.8%
Puerto Rico Commonwealth Highway and Transportation Revenue, Series A Floating Rate Notes 1.1%, 1/7/04† A1*	300,000	300,000

Texas 2.4%
Bexar County, TX Housing Financing Authority Fountainhead Apartments Floating Rate Notes 1.08%, 1/7/04† A1+*	200,000	200,000
Texas State Revenue Veterans Housing Fund II, Series A-2 Floating Rate Notes 1.11%, 1/7/04† A1+*	200,000	200,000

State Total		400,000

Virginia 15.4%
Albermarle County, VA 3.00%, 10/1/04 A2*	$675,000	$682,621
Arlington County, VA 6%, 8/1/04^ AAA*	50,000	52,415
Chesapeake, VA Hospital Facility Revenue Floating Rate Notes 1.15%, 1/7/04† A1+*	500,000	500,000
Chesterfield County, VA Industrial Development Floating Rate Notes 1.15%, 1/1/04† A1+*	200,000	200,000
Harrisonburg, VA Redevelopment and Housing Authority, Series A Floating Rate Notes 1.2%, 1/2/04 AA-*	600,000	600,000
Loudoun County, VA Industrial Development Authority Floating Rate Notes 1.06%, 1/7/04† A1+*	400,000	400,000
Virginia State Housing Development Authority, Subseries C 4.4%, 1/1/04 AA+*	160,000	160,000

State Total		2,595,036

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MONEY MARKET PORTFOLIO (continued)

December 31, 2003

Value (Note 1)
Total Investments 97.7%
(Amortized Cost $16,343,813**)	$16,343,813
Other Assets Less Liabilities 2.3%	376,973

Net Assets 100.0%	$16,720,786

Net asset value, offering price and redemption price per share
(Based on 16,720,750 Shares Outstanding)	$1.00

Net Assets Consist of:
Paid-in Capital	$16,720,750
Undistributed Net Investment Income	85
Accumulated Net Realized Loss on Investments	(49)

Net Assets	$16,720,786

†	Variable Rate Demand Note. Date represents next rate adjustment.
^	Date represents pre-refunded date.
*	Ratings of issues shown are unaudited.
**	Same cost is used for Federal income tax purposes.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

VIRGINIA PORTFOLIO

December 31, 2003

	Face Value	Value (Note 1)
Albermarle County, VA Industrial Development Authority Martha Jefferson Hospital 5.25%, 10/1/15 A2*	$250,000	$267,060
Alexandria VA Construction Public Improvement 5.75%, 6/15/14 AAA*	500,000	575,865
Redevelopment and Housing Authority 5.5%, 6/1/29 A*	115,000	115,692
Arlington County General Obligation 6%, 8/1/04^ AAA*	75,000	78,615
5.375%, 12/1/16 AAA*	1,000,000	1,101,970
Arlington County Industrial Development - Multi-Family Housing Arna Valley View Apartments 4.85%, 6/1/12 Aaa*	350,000	370,017
Colonial Village Apartments 5.15%, 11/1/31 AAA*	1,000,000	1,031,030
Brunswick County Industrial Development Authority Lease Revenue 5.5%, 7/1/17 AAA*	1,000,000	1,102,729
Fairfax County Economic Development Authority Lease Revenue 5.5%, 5/15/04^ AA+*	300,000	310,902
Fairfax County Industrial Development Authority Revenue Inova Health System Hospitals 5.25%, 8/15/19 AA*	650,000	705,504
Fairfax County Water Authority Revenue 5.8%, 1/1/16 AAA*	$835,000	$961,068
5%, 4/1/16 AAA*	400,000	425,208
6%, 4/1/22 AAA*	630,000	710,155
Frederick County Industrial Development Authority Lease Revenue Government Complex Facilities 5%, 12/1/14 Aaa*	705,000	795,170
Fredericksburg, VA Industrial Development Authority Student Housing Revenue MWC Apartments Project 5.35%, 4/1/29 Baa2*	600,000	594,750
Hampton Roads Regional Jail Authority Series A 5.5%, 7/1/24 AAA*	300,000	321,459
Hanover County General Obligation 5.4%, 7/15/16 AA*	1,000,000	1,096,320
Henrico County Industrial Development Authority Revenue, Regional Jail 7.125%, 8/1/05^ AA*	250,000	277,615
Leesburg, VA Public Improvement General Obligation 5.5%, 6/1/05^ AAA*	500,000	539,205
Loudoun County General Obligation, Series B 5.25%, 12/1/14 AA+*	1,000,000	1,155,220

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

VIRGINIA PORTFOLIO (continued)

December 31, 2003

	Face Value	Value (Note 1)
Metropolitan Washington DC Airport System, Series A 5%, 10/1/11 AAA*	$200,000	$217,512
5.75%, 10/1/11 AAA*	1,000,000	1,048,310
5.375%, 10/1/18 AAA*	245,000	261,846
5.375%, 10/1/19 AAA*	335,000	356,785
Montgomery County Industrial Development Authority, Series C 5.125%, 1/15/19 AAA*	500,000	533,890
Newport News, VA General Obligation 5.75%, 1/15/17 AA*	750,000	834,968
5%, 3/1/18 AA*	500,000	529,165
Norfolk, VA Capital Improvement General Obligation, Series 1995 5.75%, 6/1/05^ AAA*	500,000	536,025
Norfolk, VA Water Revenue 5.75%, 11/1/12 AAA*	500,000	546,095
5.875%, 11/1/15 AAA*	500,000	547,210
Portsmouth, VA Redevelopment and Mulit-Family Housing Authority Revenue 6.05%, 12/1/08 AAA*	500,000	527,080
Prince William County Industrial Development Authority Potomac Hospital Revenue 5.35%, 10/1/36 A3*	350,000	349,699
Prince William County Water and Sewer System 5.5%, 7/1/19 AAA*	500,000	554,880
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G 5.25%, 7/1/13 A-*	$890,000	$987,197
Richmond, VA Metropolitan Authority Expressway Revenue 5.25%, 7/15/17 AAA*	200,000	229,738
Public Utilities Revenue, Series A 5.25%, 1/15/18 A+*	1,000,000	1,071,050
5%, 1/15/33 B*	350,000	358,393
Richmond, VA Refunding and Improvement General Obligation, Series A 5.125%, 1/15/16 AAA*	500,000	542,110
Roanoke, VA General Obligation Public Improvement, Series B 5%, 10/1/11 AAA*	300,000	333,963
Southeastern Public Servicing Authority, Series B 5%, 7/1/15 AAA*	1,000,000	1,125,489
Spotsylvania County, VA Water and Sewer Revenue 5%, 6/1/30 AAA*	100,000	102,356
Suffolk, VA Redevelopment and Housing Authority Multi-Family Hope Village Apartments, Series A 5.6%, 2/1/33 AAA*	580,000	623,778
Upper Occoquan Sewer Authority Revenue, Series A 5.15%, 7/1/20 AAA*	575,000	647,588

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

VIRGINIA PORTFOLIO (continued)

December 31, 2003

	Face Value	Value (Note 1)
Virginia Beach, VA Development Authority Revenue General Hospital Project 5.125%, 2/15/18 AAA*	$50,000	$55,898
Public Improvement General Obligation 5%, 8/1/17 AA+*	1,075,000	1,152,572
Virginia Commonwealth Transportation Revenue U.S. Route 58 Corridor Development 5.5%, 5/15/13 AA+*	250,000	283,065
Virginia Housing Development Authority Revenue, Series B, C, D, H, L & X 4.65%, 11/1/07 AA+*	500,000	525,115
5.35%, 2/1/09 AA+*	100,000	107,944
5.25%, 11/1/10 AA+*	80,000	85,699
5.1%, 7/1/14 AA+*	850,000	897,677
Virginia Port Authority Commonwealth Revenue 5.9%, 7/1/16 AA+*	500,000	551,050
Virginia Public School Authority Revenue, Series A 5%, 8/1/18 AA+*	750,000	799,290
Virginia State General Obligation 5.25%, 6/1/19 AAA*	750,000	817,650
Winchester, VA Public Improvement 5.625%, 6/1/18 AA*	350,000	395,546

Total Investments 98.4%
(Amortized Cost $28,746,273**)		$31,072,187
Other Assets Less Liabilities 1.6%		490,374

Net Assets 100.0%		$31,562,561

Net Asset Value Per Share (Based on 2,707,278 Shares Outstanding)		$11.66

Net Assets Consist of:
Paid-in Capital		$29,144,795
Accumulated Net Realized Gains on Investments		91,852
Net Unrealized Appreciation of Investments		2,325,914

Net Assets		$31,562,561

^	Date represents pre-refunded date.
*	Ratings of issues shown are unaudited.
**	Same cost is used for Federal income tax purposes.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MARYLAND PORTFOLIO

December 31, 2003

	Face Value	Value (Note 1)
Anne Arundel County Pollution Control Revenue Baltimore Gas & Electric Co. Project 6%, 4/1/24 A*	$1,230,000	$1,260,724
Anne Arundel County Solid Waste Project General Obligation 5.5%, 9/1/15 AA+*	500,000	545,910
Anne Arundel County Water and Sewer General Obligation 6.3%, 8/1/05^ AA+*	1,225,000	1,332,641
6.2%, 8/1/05^ AA+*	725,000	787,582
Baltimore County General Obligation 5%, 6/1/19 AAA*	335,000	359,911
Baltimore, MD General Obligation, Series A&C 5.5%, 10/15/06^ AAA*	1,000,000	1,122,509
5.5%, 10/15/15 AAA*	500,000	587,240
5%, 5/1/18 AA+*	100,000	106,622
Baltimore, MD Metropolitan District General Obligation 5.5%, 6/1/06^ AAA*	700,000	772,576
Baltimore, MD Port Facility Revenue 6.5%, 12/1/10 AA-*	400,000	409,420
Baltimore, MD Wastewater Project, Series A 6%, 7/1/15 AAA*	500,000	607,235
5.125%, 7/1/42 AAA*	500,000	513,045
Carroll County General Obligation 6.5%, 10/1/04^ AA*	225,000	238,516
Frederick County Public Facilities General Obligation 5.25%, 7/1/17 AA*	$300,000	$329,793
Frederick (City of), MD General Obligation 6%, 10/1/04^ AAA*	300,000	316,923
Howard County Public Improvement General Obligation 5.5%, 2/15/04^ AAA*	450,000	456,728
5.5%, 2/15/19 AAA*	500,000	546,675
Howard County Special Facilities Revenue 6.1%, 2/15/05^ AA-*	500,000	527,400
Maryland Community Development Administration Revenue, Series 2, A, B, E 5.15%, 3/1/08 Aa2*	500,000	531,895
5%, 4/1/17 Aa2*	500,000	514,325
5.7%, 9/1/17 Aa2*	360,000	380,830
5.5%, 5/15/21 Aa3*	250,000	260,170
5%, 6/1/21 Aaa*	275,000	288,211
5.3%, 5/15/22 Aa3*	265,000	277,362
5.375%, 9/1/22 Aa2*	250,000	256,798
Maryland Industrial Development Revenue, Series 1-11 7.125%, 7/1/06 A-*	15,000	15,046
Maryland Stadium Authority Convention Center Expansion 5.875%, 12/15/13 AAA*	1,000,000	1,061,150
Ocean City Convention Center 5.375%, 12/15/15 AA+*	500,000	537,085
Sports Lease Revenue 5.55%, 3/1/13 AAA*	500,000	542,770

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MARYLAND PORTFOLIO (continued)

December 31, 2003

	Face Value	Value (Note 1)
Maryland State Economic Development Department of Transportation Headquarters 5.375%, 6/1/19 AA+*	$750,000	$825,263
Hilton Facilities, Series A 3.75%, 7/1/18 AA+*	250,000	235,473
Morgan State University, Series A 6%, 7/1/22 Baa3*	500,000	507,375
University of Maryland, Series A 5.75%, 10/1/33 Baa3*	350,000	349,965
Maryland State Health and Higher Education Board of Child Care 4.75%, 7/1/14 A*	400,000	423,860
Frederick Memorial Hospital 5.25%, 7/1/13 AAA*	500,000	569,055
Good Samaritan Hospital 5.7%, 7/1/09 A1*	500,000	578,770
Greater Baltimore Medical Center 5%, 7/1/20 A+*	250,000	253,273
Hebrew Home of Greater Washington 5.6%, 1/1/20 BBB+*	250,000	257,820
5.8%, 1/1/32 BBB+*	1,000,000	1,039,610
Helix Health 5%, 7/1/27 AAA*	1,030,000	1,094,499
Johns Hopkins 6%, 7/1/09^ AA*	1,000,000	1,187,110
5%, 5/15/26 AA-*	900,000	906,525
5.125%, 11/15/34 AA-*	500,000	509,395
Kennedy Krieger Issue 4.875%, 7/1/18 Baa2*	$250,000	$251,860
5.5%, 7/1/33 Baa2*	500,000	506,005
Loyola College 5.5%, 10/1/16 AAA*	1,205,000	1,336,790
Maryland General Hospital 6.125%, 7/1/14 AAA*	500,000	520,430
6.125%, 7/1/19 AAA*	500,000	520,430
Medlantic/Helix Issue, Series B 5.25%, 8/15/38 AAA*	215,000	233,668
Sheppard Pratt, Series A 5.25%, 7/1/35 A-*	500,000	502,835
Maryland State and Local Facilities Loans - First Series 5.75%, 8/1/11 AAA*	500,000	585,890
Maryland State Transportation Authority BWI Airport 5.25%, 3/1/12 AAA*	500,000	549,035
Maryland Water Quality Finance Administration Revenue, Series A 6%, 9/1/15 AA*	1,000,000	1,029,230
Montgomery County Economic Development Trinity Health Group 5.125%, 12/1/22 AA-*	600,000	613,554
Montgomery County General Obligation, Series A 5.25%, 10/1/12 AAA*	250,000	287,063
5%, 5/1/17 AAA*	475,000	512,568
5%, 5/1/19 AAA*	500,000	535,590
Montgomery County Housing Opportunity Multifamily Housing Development Series B 4.5%, 7/1/23 Aaa*	250,000	240,880

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MARYLAND PORTFOLIO (continued)

December 31, 2003

	Face Value	Value (Note 1)
Morgan State University Academic Revenue, Series A 5%, 7/1/20 AAA*	$300,000	$318,483
North East Maryland Waste Disposal Authority Revenue 6%, 7/1/06 A2*	250,000	271,278
Prince George’s County Construction Public Improvement 5.5%, 10/1/10 AAA*	100,000	114,824
Prince George’s County General Obligation, Series A 5.25%, 3/15/07^ AAA*	1,000,000	1,113,310
Prince George’s County Housing Authority Revenue GNMA Stevenson Apartments 6.35%, 7/20/20 AAA*	700,000	708,470
FHLMC/FNMA/GNMA Collateral, Series A 5.55%, 12/1/33 AAA*	60,000	62,777
Prince George’s County Pollution Control Revenue Potomac Electric Project 5.75%, 3/15/10 A*	1,250,000	1,423,049
Puerto Rico Commonwealth Highway and Transportation Authority Series A 1.1%, 1/7/04 AAA*	100,000	100,000
Puerto Rico Electric Power Authority, Capital Appreciation 0%†, 7/1/17 A-*	150,000	81,366
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G 5.25%, 7/1/13 A-*	425,000	471,414
5.5%, 7/1/18 A-*	500,000	562,410
University of Maryland System Auxiliary Revenue 5.6%, 4/1/05^ AA+*	$1,000,000	$1,074,680
5.6%, 4/1/06^ AA+*	1,000,000	1,099,470
5.125%, 4/1/15 AA+*	250,000	268,688
5%, 4/1/18 AA+*	265,000	279,429
Washington DC Metropolitan Area Transportation Authority Revenue 6%, 7/1/10 AAA*	500,000	592,370
Washington Suburban Sanitary District General Obligation 5%, 6/1/23 AAA*	1,000,000	1,044,400

Total Investments 98.4%
(Amortized Cost $39,348,025**)		42,037,331
Other Assets Less Liabilities 1.6%		696,505

Net Assets 100.0%		$42,733,836

Net Asset Value Per Share (Based on 3,788,154 Shares Outstanding)		$11.28

Net Assets Consist of:
Paid-in Capital		$40,044,594
Accumulated Net Realized Loss on Investments		(64)
Net Unrealized Appreciation of Investments		2,689,306

Net Assets		$42,733,836

^	Date represents pre-refunded date.
*	Ratings of issues shown are unaudited.
**	Same cost is used for Federal income tax purposes.
†	Zero Coupon Bond.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2003

	Money Market Portfolio	Virginia Portfolio	Maryland Portfolio
Interest Income (Note 1)	$222,970	$1,570,901	$2,135,310

Expenses
Investment Advisory Fee (Note 2)	99,792	207,853	267,140
Administrative Fee (Note 2)	59,876	99,770	128,227
Other Fees	223	2	—

Total Expenses	159,891	307,625	395,367
Fees Waived by the Adviser	(598)	—	—

Net Expenses	159,293	307,625	395,367

Net Investment Income	63,677	1,263,276	1,739,943

Net Realized Gain (Loss) on Investment Transactions	(49)	208,621	97,685
Change in Net Unrealized Appreciation/Depreciation on Investments	—	51,540	(120,945)

Net Gain (Loss) on Investments	(49)	260,161	(23,260)

Net Increase in Net Assets Resulting from Operations	$63,628	$1,523,437	$1,716,683

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Money Market Portfolio		Virginia Portfolio		Maryland Portfolio
	2003	2002	2003	2002	2003	2002
FROM INVESTMENT ACTIVITIES
Net Investment Income	$63,677	$197,481	$1,263,276	$1,270,546	$1,739,943	$1,758,533
Net Realized Gain (Loss) on Investment Transactions	(49)	—	208,621	61,994	97,685	63,027
Change in Net Unrealized Appreciation/Depreciation on Investments	—	—	51,540	1,385,499	(120,945)	1,328,574

Net Increase in Net Assets Resulting from Operations	63,628	197,481	1,523,437	2,718,039	1,716,683	3,150,134

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (Note 1)	(63,592)	(197,481)	(1,263,276)	(1,270,546)	(1,739,943)	(1,758,533)
From Net Realized Gain	—	—	(31,055)	—	(88,273)	(20,055)

Total Distributions to Shareholders	(63,592)	(197,481)	(1,294,331)	(1,270,546)	(1,828,216)	(1,778,588)

FROM SHARE TRANSACTIONS
Net Proceeds from Sales of Shares	30,536,171	28,981,830	6,997,552	4,035,219	2,992,726	7,124,546
Reinvestment of Distributions	59,802	185,779	1,115,116	1,068,593	1,559,157	1,488,843
Cost of Shares Redeemed	(31,287,512)	(32,131,429)	(9,152,648)	(4,406,998)	(4,020,787)	(7,627,875)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	(691,539)	(2,963,820)	(1,039,980)	696,814	531,096	985,514

TOTAL INCREASE (DECREASE) IN NET ASSETS	(691,503)	(2,963,820)	(810,874)	2,144,307	419,563	2,357,060
NET ASSETS - Beginning of Year	17,412,289	20,376,109	32,373,435	30,229,128	42,314,273	39,957,213

NET ASSETS - End of Year	$16,720,786	$17,412,289	$31,562,561	$32,373,435	$42,733,836	$42,314,273

Undistributed net investment income	$85	$—	$—	$—	$—	$—

SHARES
Sold	30,536,171	28,981,830	603,206	354,693	263,700	638,673
Issued in Reinvestment of Distributions	59,802	185,779	95,866	93,949	137,979	133,367
Redeemed	(31,287,512)	(32,131,429)	(786,058)	(389,468)	(356,334)	(684,861)

Net Increase (Decrease) in Shares	(691,539)	(2,963,820)	(86,986)	59,174	45,345	87,179

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

FINANCIAL HIGHLIGHTS

Money Market Portfolio

	For the Years Ended December 31,
	2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value - Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income (Loss) from Investment Operations:
Net Investment Income	0.00 *	0.01	0.02	0.03	0.02

Distributions to Shareholders:
From Net Investment Income	0.00 *	(0.01)	(0.02)	(0.03)	(0.02)

Net Asset Value - End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	0.32%	0.94%	2.13%	3.12%	2.50%
Ratios to Average Net Assets:
Expenses after voluntary waivers	0.80%	0.76%	0.75%	0.75%	0.75%
Expenses before voluntary waivers	0.80%	0.76%	0.75%	0.75%	0.75%
Net Investment Income	0.32%	0.93%	2.06%	3.07%	2.47%
Supplemental Data:
Net Assets at End of Year (in thousands)	$16,721	$17,412	$20,376	$19,599	$17,475
Number of Shares Outstanding at End of Year (in thousands)	16,721	17,412	20,376	19,599	17,475

*	The per share data net investment income and distributions from net investment income is less than $0.01.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

FINANCIAL HIGHLIGHTS

Virginia Portfolio

	For the Years Ended December 31,
	2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value - Beginning of Year	$11.59	$11.05	$11.13	$10.49	$11.42

Income (Loss) from Investment Operations:
Net Investment Income	0.44	0.46	0.49	0.50	0.50
From Realized and Unrealized Gain (Loss) on Investments	0.08	0.54	(0.08)	0.64	(0.91)

Total from Investment Operations	0.52	1.00	0.41	1.14	(0.41)

Distributions to Shareholders:
From Net Investment Income	(0.44)	(0.46)	(0.49)	(0.50)	(0.50)
From Net Realized Gain	(0.01)	—	—	—	(0.02)

Total Distributions to Shareholders	(0.45)	(0.46)	(0.49)	(0.50)	(0.52)

Net Increase (Decrease) in Net Asset Value	0.07	0.54	(0.08)	0.64	(0.93)

Net Asset Value - End of Year	$11.66	$11.59	$11.05	$11.13	$10.49

Total Investment Return	4.61%	9.25%	3.67%	11.15%	(3.75)%
Ratios to Average Net Assets:
Expenses	0.93%	0.92%	0.92%	0.92%	0.93%
Net Investment Income	3.80%	4.09%	4.35%	4.67%	4.51%
Supplemental Data:
Portfolio Turnover Rate	24%	19%	22%	8%	26%
Net Assets at End of Year (in thousands)	$31,563	$32,373	$30,229	$28,898	$28,926
Number of Shares Outstanding at End of Year (in thousands)	2,707	2,794	2,735	2,597	2,757

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

FINANCIAL HIGHLIGHTS

Maryland Portfolio

	For the Years Ended December 31,
	2003	2002	2001	2000	1999
Share Operating Performance:
Net Asset Value - Beginning of Year	$11.31	$10.93	$10.93	$10.55	$11.23

Income (Loss) from Investment Operations:
Net Investment Income	0.46	0.47	0.49	0.51	0.50
From Realized and Unrealized Gain (Loss) on Investments	(0.01)	0.39	0.00 *	0.38	(0.68)

Total from Investment Operations	0.45	0.86	0.49	0.89	(0.18)

Distributions to Shareholders:
From Net Investment Income	(0.46)	(0.47)	(0.49)	(0.51)	(0.50)
From Net Realized Gain	(0.02)	(0.01)	—	—	—

Total Distributions to Shareholders	(0.48)	(0.48)	(0.49)	(0.51)	(0.50)

Net Increase (Decrease) in Net Asset Value	(0.03)	0.38	—	0.38	(0.68)

Net Asset Value - End of Year	$11.28	$11.31	$10.93	$10.93	$10.55

Total Investment Return	4.11%	8.01%	4.50%	8.64%	(1.63)%
Ratios to Average Net Assets:
Expenses	0.93%	0.92%	0.93%	0.93%	0.93%
Net Investment Income	4.07%	4.25%	4.43%	4.76%	4.59%
Supplemental Data:
Portfolio Turnover Rate	11%	17%	17%	7%	12%
Net Assets at End of Year (in thousands)	$42,734	$42,314	$39,957	$39,500	$42,132
Number of Shares Outstanding at End of Year (in thousands)	3,788	3,743	3,656	3,613	3,993

*	The per share data realized and unrealized loss is less than $0.01.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

FBR Fund for Tax-Free Investors, Inc. (the “Fund”), formerly Fund of Tax-Free Investors, Inc., is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a no-load, open-end, investment company. The Fund consists of three separate portfolios that invest primarily in securities exempt from Federal income taxes. On December 31, 2003, there were 200,000,000 shares of $0.001 par value capital stock authorized.

When preparing the Funds’ financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States of America. These estimates affect 1) the assets and liabilities that are reported at the date of the financial statements; 2) the contingent assets and liabilities that are disclosed on the date of the financial statements; and 3) the revenues and expenses that are reported for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies, which the Fund consistently follows:

(a)	Investment transactions are recorded on the date the transactions are entered into (the trade date). Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. The securities of the Virginia and Maryland Portfolios are valued on the basis of the mid-point of quoted bid and ask prices when market quotations are available. Securities for which market quotations are not readily available are valued using the policies and procedures set forth by the Adviser as approved by the Board of Directors or at the direction of the Directors. In determining market value, prices are supplied by an independent pricing source.

(b)	Investment income is recorded as earned. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

(c)	Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholder request payment. Net capital gains, if any, will be distributed to shareholders annually.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Advisers, Inc. (the “Adviser”), a subsidiary of FBR National Trust Company (the “Administrator”), under an agreement whereby the Fund pays a fee at an annual rate based on the Fund’s net assets as follows: 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses, which exceed one percent of the average daily net assets per annum. For the year ended December 31, 2003, the Adviser voluntarily waived $598 of investment advisory fees of the Money Market Portfolio. Certain Officers and Directors of the Fund are affiliated with the Adviser. The Adviser and the Administrator are wholly owned subsidiaries of Friedman, Billings, Ramsey Group, Inc.

The Adviser retained Asset Management, Inc. (“AMI”) to serve as the Fund’s investment sub-adviser. The Adviser, not the Fund, pays AMI a fee at an annual rate of 0.22% on average daily net assets up to $24 million, and 0.25% on average daily net assets greater than $24 million for the Money Market Portfolio. For the Virginia Portfolio, AMI receives a fee at an annual rate of 0.22% on average daily net assets up to $30 million, and 0.3125% on average daily net assets greater than $30 million. For the Maryland Portfolio, AMI receives a fee at an annual rate of 0.22% on average daily net assets up to $39 million, and 0.3125% on average daily net assets greater than $39 million.

The Administrator provides administrative, transfer agency and custodial services to the Fund and pays the operating expenses (not including extraordinary legal fees, marketing costs, outside of routine shareholder communications and interest costs) of the Fund. For these services, the Administrator receives a fee at an annual rate based on each Portfolio’s net assets as follows: greater of 0.30% or $60,000 on the average daily net assets less than or equal to $100 million, or 0.25% on the average daily net assets greater than $100 million.

Pursuant to the Distribution Agreement, FBR Investment Services, Inc. (“FBRIS”) serves as the principal underwriter and distributor of the Fund’s shares. FBRIS is an affiliate of the Adviser and Administrator.

3. BORROWING AGREEMENT

The Fund has a credit agreement with Custodial Trust Company. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. This credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing, the Fund pledges collateral. No borrowings were outstanding at December 31, 2003.

4. SECURITIES TRANSACTIONS

For the year ended December 31, 2003, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

	Virginia Portfolio	Maryland Portfolio
Purchases	$7,822,184	$5,095,754

Sales	$8,613,830	$4,623,245

5. FEDERAL INCOME TAX INFORMATION

The Fund complies with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all net investment income to its shareholders. Therefore, no Federal income or excise tax provision is required.

Tax components of Distributions to Shareholders:

	Ordinary Income		Long-Term Capital Gains
	Dollar Amount	Per share Amount	Dollar Amount	Per share Amount
Money Market Portfolio
For the Year Ended December 31, 2003	$63,592	$0.0032	$—	$—
For the Year Ended December 31, 2002	197,481	0.0093	—	—

Virginia Portfolio
For the Year Ended December 31, 2003	1,263,276	0.4416	31,055	0.0114
For the Year Ended December 31, 2002	1,270,546	0.4646	—	—

Maryland Portfolio
For the Year Ended December 31, 2003	1,739,943	0.4615	88,273	0.0234
For the Year Ended December 31, 2002	1,758,533	0.4746	20,055	0.0054

As of December 31, 2003, components of distributable earnings on a tax basis is as follows:

	Money Market Portfolio		Virginia Portfolio	Maryland Portfolio
Cost of investment securities	$16,343,813		$28,746,273	$39,348,025

Gross unrealized appreciation	—		2,325,914	2,735,631
Gross unrealized depreciation	—		—	(46,325)

Net unrealized appreciation	—		2,325,914	2,689,306
Undistributed net investment income	85		—	—
Accumulated net realized gain (loss) on investments	( 49	)*	91,852	( 64	)**

Accumulated earnings	$36		$2,417,766	$2,689,242

*	This amount represents a capital loss carryforward that may be utilized in future years to offset capital gains, if any, prior to distributing such gains to shareholders. This capital loss carryforward will expire December 31, 2011.

**	The Maryland Portfolio elected to defer until its subsequent tax year $64 of capital losses incurred after October 31, 2003. This Post-October loss may be used to offset future capital gains, if any, prior to distributing such gains to shareholders.

6. SUBSEQUENT EVENTS

The Fund has proposed an Agreement and Plan of Reorganization, pursuant to which the Virginia Portfolio and Maryland Portfolio of the Fund would be reorganized as separate series of The FBR Funds, a newly-created Delaware statutory trust. In January 2004, a proxy was mailed to shareholders of record on December 22, 2003. As part of the reorganization, the Fund’s fiscal year end would change from December 31 to October 31.

The Fund is also proposing the adoption of a Distribution Plan pursuant to Rule 12b-1 for the Virginia Portfolio and Maryland Portfolio.

FBR FUND FOR TAX-FREE INVESTORS, INC.

INDEPENDENT AUDITORS’ REPORT

To the Shareholders and Board of Directors of

FBR Fund for Tax-Free Investors, Inc.

We have audited the accompanying statements of net assets of the FBR Fund for Tax Free Investors, Inc. (the “Funds”) comprising the Money Market, Virginia, and Maryland Portfolios as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the FBR Fund for Tax-Free Investors, Inc. as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Baltimore, MD

February 20, 2004

FBR FUND FOR TAX-FREE INVESTORS, INC.

Supplemental Information

(unaudited)

Information pertaining to the Directors and Officers of the Funds is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling 888.888.0025.

Name, Age, Address*, and Position with the Fund	Term of Office and Tenure	Portfolios Overseen in the Fund and Fund Complex**	Principal Occupation(s) during past 5 years	Other Directorships
Webb C. Hayes, IV**, 55 1001 19th Street North Arlington, VA 22209 Director , Chairman and President	Director, Chairman and President since 2001	4	Senior Managing Director and head of the Private Client Group, Friedman, Billings, Ramsey & Co., Inc. since 1999. Vice Chairman, United Bank 1997-1999. President and CEO, George Mason Bank, NA 1995-1997.	Chairman and Director of FBR National Trust Company.

Louis T. Donatelli, 70 Director	Director since 2000	11	Chairman of Donatelli and Klein, Inc., since 2001 to present (President 1973-2001).; Chairman First Potomac Realty Trust since 1997.	First Potomac Realty Trust

F. David Fowler, 70 Director	Director since 2000	11	Retired, 1997. Private investor. Dean, The George Washington University School of Business and Public Management, 1992-1997.	MicroStrategy

Mitchell A. Johnson, 61 Director	Director since 2001	4	President, MAJ Capital Management, Inc., a private investment firm, June 1994 to present.	Federal Agricultural Mortgage Corporation and Citizens Funds (10 portfolios)

Michael A. Willner, 47 Director	Director since 2000	11	CEO, AlphaGrip, Inc., January 2001 to present. President, Catalyst Advisers, Inc., a news organization, from September 1996 to December 2000.	None.

Susan L. Silva**, 36, Vice President and Controller	Vice President and Controller since 2002	11	Vice President, FBR National Trust Company since 2002. Manager, Fund Accounting, FBR National Trust Company, since 2000. Manager, Fund Accounting, Legg Mason Wood Walker 1996-1999.	None

Kimberly J. Ochterski**, 29 Assistant Vice President and Secretary	Assistant Vice President and Secretary since 2003	11	Secretary and Assistant Vice President of FBR Funds since July 2003. Employee of FBR National Trust Company since August 1998, serving in various capacities, including Fund Accounting Supervisor and Transfer Agent Operations Manager.	None

*	Unless otherwise stated, the address for each Director and Officer of the Funds is 4922 Fairmont Avenue, Bethesda, MD 20814.
**	Interested person.

Each Director will hold office until the Fund’s next special meeting of the shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

FBR MUTUAL FUNDS

888.888.0025

www.fbr.com/funds/

Investment Adviser

MONEY MANAGEMENT ADVISERS, INC.

1001 NINETEENTH STREET NORTH

ARLINGTON, VIRGINIA 22209

Distributor

FBR INVESTMENT SERVICES, INC.

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

Administrator, Custodian and Transfer Agent

FBR NATIONAL TRUST COMPANY

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

Sub-Transfer Agent

INTEGRATED FUND SERVICES, INC.

P.O. BOX 5354

CINCINNATI, OHIO 45201

Independent Public Accountants

DELOITTE & TOUCHE, LLP

100 SOUTH CHARLES STREET

BALTIMORE, MARYLAND 21201

This report is not authorized

for distribution to prospective

investors unless it is preceded or

accompanied by a current prospectus.

FRIEDMAN BILLINGS RAMSEY

FBR Fund for Tax-Free Investors, Inc.

Annual Report

December 31, 2003

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics (the “Code”) that applies to Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. The Registrant undertakes to provide a copy of such code to any person upon request, without charge, by calling 888.888.0025.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors determined at a meeting held October 21, 2003 that F. David Fowler qualifies as an “audit committee financial expert” and he is “independent” as defined under the relevant Securities and Exchange Commission rules and releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees – The aggregate fees billed for the professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $52,639 in 2003 and $43,066 in 2002.
(b)	Audit Related Fees – The aggregate fees billed for assurance and related services rendered by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) were $13,175 in 2003 and $9,553 in 2002. The Audit Related Fees pertain to services performed in connection with Rule 17f-2 of the Investment Company Act of 1940. In compliance with this rule the principal accountant performed three examinations during the year.
(c)	Tax Fees – The Registrant did not engage the principal accountant for tax services.
(d)	All Other Fees – There were no additional fees paid for audit and non-audit services other than those disclosed in (a) through (c) above.
(e)	(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

(2) None of the services described in (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than fifty percent of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
(g)	There were no non-audit services fees billed by the Registrant’s accountant to the Registrant other than those described above. There were no non-audit services fees billed by the Registrant’s accountant to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant over the past two years.
(h)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s second fiscal half-year or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	(1) Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.

(b)	(1) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002: Attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FBR Fund for Tax-Free Investors, Inc.

By:	/s/ Susan L. Silva	March 1, 2004
	Susan L. Silva	Date
Vice President & Controller
FBR Fund for Tax-Free Investors, Inc.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Webb C. Hayes IV	March 1, 2004
	Webb C. Hayes IV	Date
Chairman, President, and Treasurer
FBR Fund for Tax-Free Investors, Inc.
(Principal Executive Officer)

By:	/s/ Susan L. Silva	March 1, 2004
	Susan L. Silva	Date
Vice President & Controller
FBR Fund for Tax-Free Investors, Inc.
(Principal Financial Officer and Accounting Officer)